Events occurring after the reporting period	12 Months Ended
Dec. 31, 2025
Disclosure of events after reporting period [abstract]
Events occurring after the reporting period
25.
Events occurring after the reporting period

The Company evaluated further subsequent events for recognition or disclosure through March 5, 2026 and did not identify additional material subsequent events.